Post-employment Benefits - Changes in net post-employment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Post-employment pension plans.
Beginning of year	$ 962,497	$ 716,095
Net periodic cost	259,064	171,156
Remeasurement adjustments	247,092	97,086
Benefits paid	(541)	(21,840)
End of year	1,468,112	962,497
Pensions
Post-employment pension plans.
Beginning of year	926,050
Net periodic cost	194,819
Remeasurement adjustments	183,002	70,861
Benefits paid	(15,087)
End of year	1,288,784	926,050
Seniority Premiums
Post-employment pension plans.
Beginning of year	36,447
Net periodic cost	64,245
Remeasurement adjustments	64,090	26,225
Benefits paid	14,546
End of year	$ 179,328	$ 36,447